DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP (Details) € in Thousands, лв in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CAD ($) subsidiary	Dec. 31, 2016 CAD ($) subsidiary	Dec. 31, 2017 BGN (лв) subsidiary	Dec. 31, 2017 HKD ($) subsidiary	Dec. 31, 2017 EUR (€) subsidiary	Dec. 31, 2017 JPY (¥) subsidiary	Dec. 31, 2017 USD ($) subsidiary	Dec. 31, 2016 BGN (лв) subsidiary	Dec. 31, 2016 HKD ($) subsidiary	Dec. 31, 2016 EUR (€) subsidiary	Dec. 31, 2016 JPY (¥) subsidiary	Dec. 31, 2016 USD ($) subsidiary	Jul. 15, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Share capital | $							$ 8					$ 8	$ 3	$ 5	$ 5
Sky Solar Bulgaria Co EOOD
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Share capital | лв			лв 2,364,800					лв 2,364,800
Proportion of nominal value of issued share capital/registered capital held by the Company	100.00%	100.00%
Number of subsidiaries held by our subsidiary | subsidiary	16	16	16	16	16	16	16	16	16	16	16	16
Sky Solar (Canada) Ltd.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Share capital | $	$ 100,000	$ 100,000
Proportion of nominal value of issued share capital/registered capital held by the Company	100.00%	100.00%
Number of subsidiaries held by our subsidiary | subsidiary	7	7	7	7	7	7	7	7	7	7	7	7
Moktap Holdings Ltd.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Share capital					€ 1,800					€ 1,800
Proportion of nominal value of issued share capital/registered capital held by the Company	100.00%	100.00%
Neurlus Ltd.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Share capital					2,000					2,000
Proportion of nominal value of issued share capital/registered capital held by the Company	100.00%	100.00%
Sky Development Renewable Energy Resources S.A.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Share capital					1,260,000					1,260,000
Proportion of nominal value of issued share capital/registered capital held by the Company	100.00%	100.00%
Sky International Enterprise Group Ltd.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Share capital | $				$ 10,000					$ 10,000
Proportion of nominal value of issued share capital/registered capital held by the Company	100.00%	100.00%
Sky Solar Japan K.K.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Share capital | ¥						¥ 89,100,000					¥ 89,100,000
Proportion of nominal value of issued share capital/registered capital held by the Company	100.00%	100.00%
Sky Solar Energy S.a.r.l.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Share capital					12,500					12,500
Proportion of nominal value of issued share capital/registered capital held by the Company	100.00%	100.00%
Sky Capital Europe S.a.r.l.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Share capital					12,500					12,500
Proportion of nominal value of issued share capital/registered capital held by the Company	100.00%	100.00%
Sky Solar Iberica S.L.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Share capital					€ 12,500					€ 12,500
Proportion of nominal value of issued share capital/registered capital held by the Company	100.00%	100.00%
Sky Capital America Inc.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Share capital | $							$ 1,200,000					$ 1,200,000
Proportion of nominal value of issued share capital/registered capital held by the Company	100.00%	100.00%